Basis of presentation and significant accounting policies - Long lived assets, Revenue and Advertising (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Impairment of Long lived assets
Impairment expense related to long-lived assets	$ 8,241	$ 5,287	$ 0
Revenue recognition
Minimum period for recognition of software development revenue (in months)	6 months
Advertising
Advertising expenses	$ 2,881	$ 3,316	$ 2,942
Insys Group, Inc.
Impairment of Long lived assets
Impairment expense related to long-lived assets	$ 8,241